CONSOLIDATED BALANCE SHEETS - USD ($)		Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents		$ 403,000,000	$ 570,000,000	[1]
Restricted cash		27,000,000	11,000,000	[1]
Trade accounts receivable		1,283,000,000	1,242,000,000	[1]
Other accounts and notes receivable, net		190,000,000	152,000,000	[1]
Due from affiliates, current		6,000,000	38,000,000	[1]
Income taxes receivable		30,000,000	45,000,000	[1]
Deferred income taxes, net current assets		0	305,000,000	[1]
Inventories		298,000,000	396,000,000	[1]
Regulatory balancing accounts - undercollected		307,000,000	746,000,000	[1]
Fixed-price contracts and other derivatives, current assets		80,000,000	93,000,000	[1]
Asset held for sale, power plant		0	293,000,000	[1]
Other current assets		267,000,000	293,000,000	[1]
Total current assets		2,891,000,000	4,184,000,000	[1]
Investments And Other Assets [Abstract]
Restricted cash, noncurrent		20,000,000	29,000,000	[1]
Due from affiliaties, noncurrent		186,000,000	188,000,000	[1]
Regulatory Assets, Noncurrent		3,273,000,000	3,031,000,000	[1]
Nuclear decommissioning trusts		1,063,000,000	1,131,000,000	[1]
Other investments		2,905,000,000	2,848,000,000	[1]
Goodwill		819,000,000	931,000,000	[1]
Other intangible assets		404,000,000	415,000,000	[1]
Assets held in trust		464,000,000	512,000,000	[1]
Insurance receivable for Aliso Canyon costs		325,000,000	0	[1]
Sundry		761,000,000	480,000,000	[1]
Total investments and other assets		10,220,000,000	9,565,000,000	[1]
Property, plant and equipment:
Property, Plant and Equipment, Gross		38,200,000,000	35,407,000,000	[1]
Less accumulated depreciation and amortization		(10,161,000,000)	(9,505,000,000)	[1]
Property, plant and equipment, net		28,039,000,000	25,902,000,000	[1]
Total assets	[2]	41,150,000,000	39,651,000,000	[1]
Current liabilities:
Short-term debt		622,000,000	1,733,000,000	[3]
Accounts payable - trade		1,133,000,000	1,198,000,000	[3]
Accounts payable - other		142,000,000	155,000,000	[3]
Due to affiliaties, current		14,000,000	2,000,000	[3]
Dividends and interest payable		303,000,000	282,000,000	[3]
Accrued compensation and benefits		423,000,000	373,000,000	[3]
Regulatory balancing accounts - overcollected		34,000,000	0	[3]
Current portion of long-term debt		907,000,000	469,000,000	[3]
Fixed-price contracts and other derivatives, current liabilities		56,000,000	55,000,000	[3]
Customer deposits		153,000,000	153,000,000	[3]
Reserve for Aliso Canyon costs		274,000,000	0	[3]
Other current liabilities		551,000,000	649,000,000	[3]
Total current liabilities		4,612,000,000	5,069,000,000	[3]
Long-term debt		13,134,000,000	12,086,000,000	[3]
Deferred Credits and Other Liabilities [Abstract]
Customer advances for construction		149,000,000	144,000,000	[3]
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent		1,152,000,000	1,064,000,000	[3]
Deferred income taxes, net noncurrent liabilities		3,157,000,000	3,003,000,000	[3]
Deferred investment tax credits		32,000,000	37,000,000	[3]
Regulatory liabilities arising from removal obligations		2,793,000,000	2,741,000,000	[3]
Asset retirement obligations		2,126,000,000	2,048,000,000	[3]
Fixed-price contracts and other derivatives, noncurrent liabilities		240,000,000	255,000,000	[3]
Deferred credits and other		1,176,000,000	1,104,000,000	[3]
Total deferred credits and other liabilities		10,825,000,000	10,396,000,000	[3]
Equity:
Common stock		2,621,000,000	2,484,000,000	[3]
Retained earnings		9,994,000,000	9,339,000,000	[3]
Accumulated other comprehensive income (loss)	[4]	(806,000,000)	(497,000,000)	[3]
Total shareholders' equity		11,809,000,000	11,326,000,000	[3]
Preferred stock of subsidiaries		20,000,000	20,000,000	[3]
Other noncontrolling interests		750,000,000	754,000,000	[3]
Total equity		12,579,000,000	12,100,000,000	[3]
Total liabilities and equity		41,150,000,000	39,651,000,000	[3]
San Diego Gas and Electric Company [Member]
Current assets:
Cash and cash equivalents		20,000,000	8,000,000	[5]
Restricted cash		23,000,000	8,000,000
Trade accounts receivable		331,000,000	285,000,000	[5]
Other accounts and notes receivable, net		17,000,000	35,000,000	[5]
Due from affiliates, current		1,000,000	1,000,000	[5]
Inventories		75,000,000	73,000,000	[5]
Regulatory balancing accounts - undercollected		307,000,000	711,000,000	[5]
Regulatory Assets, Current		107,000,000	54,000,000	[5]
Fixed-price contracts and other derivatives, current assets		53,000,000	44,000,000	[5]
Other current assets		70,000,000	125,000,000	[5]
Total current assets		1,004,000,000	1,344,000,000	[5]
Investments And Other Assets [Abstract]
Restricted cash, noncurrent		0	11,000,000
Deferred taxes recoverable in rates		914,000,000	824,000,000	[5]
Regulatory Assets, Noncurrent		977,000,000	1,086,000,000	[5]
Nuclear decommissioning trusts		1,063,000,000	1,131,000,000	[5]
Sundry		301,000,000	246,000,000	[5]
Total investments and other assets		3,255,000,000	3,298,000,000	[5]
Property, plant and equipment:
Property, Plant and Equipment, Gross		16,458,000,000	15,478,000,000	[5]
Less accumulated depreciation and amortization		(4,202,000,000)	(3,860,000,000)	[5]
Property, plant and equipment, net		12,256,000,000	11,618,000,000	[5]
Total assets		16,515,000,000	16,260,000,000	[5]
Current liabilities:
Short-term debt		168,000,000	246,000,000	[5]
Accounts payable - trade		377,000,000	441,000,000	[5]
Due to affiliaties, current		55,000,000	21,000,000	[5]
Income taxes payable		0	30,000,000	[5]
Deferred income taxes, net current liabilities		0	53,000,000	[5]
Dividends and interest payable		39,000,000	40,000,000	[5]
Accrued compensation and benefits		129,000,000	124,000,000	[5]
Accrued franchise fees		66,000,000	71,000,000	[6]
Current portion of long-term debt		50,000,000	365,000,000	[5]
Fixed-price contracts and other derivatives, current liabilities		51,000,000	40,000,000	[5]
Asset Retirement Obligation		99,000,000	120,000,000	[5]
Customer deposits		72,000,000	71,000,000	[5]
Other current liabilities		101,000,000	166,000,000	[5]
Total current liabilities		1,207,000,000	1,788,000,000	[5]
Long-term debt		4,455,000,000	4,283,000,000	[5]
Deferred Credits and Other Liabilities [Abstract]
Customer advances for construction		46,000,000	41,000,000	[5]
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent		212,000,000	216,000,000	[5]
Deferred income taxes, net noncurrent liabilities		2,472,000,000	2,121,000,000	[5]
Deferred investment tax credits		19,000,000	22,000,000	[5]
Regulatory liabilities arising from removal obligations		1,629,000,000	1,557,000,000	[5]
Asset retirement obligations		729,000,000	754,000,000	[5]
Fixed-price contracts and other derivatives, noncurrent liabilities		106,000,000	153,000,000	[5]
Deferred credits and other		364,000,000	333,000,000	[5]
Total deferred credits and other liabilities		5,577,000,000	5,197,000,000	[5]
Equity:
Common stock		1,338,000,000	1,338,000,000	[5]
Retained earnings		3,893,000,000	3,606,000,000	[5]
Accumulated other comprehensive income (loss)	[4]	(8,000,000)	(12,000,000)	[5]
Total shareholders' equity		5,223,000,000	4,932,000,000	[5]
Other noncontrolling interests		53,000,000	60,000,000	[5]
Total equity		5,276,000,000	4,992,000,000	[5]
Total liabilities and equity		16,515,000,000	16,260,000,000	[5]
Southern California Gas Company [Member]
Current assets:
Cash and cash equivalents		58,000,000	85,000,000	[1]
Trade accounts receivable		635,000,000	586,000,000	[1]
Other accounts and notes receivable, net		99,000,000	51,000,000	[1]
Due from affiliates, current		48,000,000	4,000,000	[1]
Income taxes receivable		0	5,000,000	[1]
Inventories		79,000,000	181,000,000	[1]
Regulatory balancing accounts - undercollected		0	35,000,000	[1]
Regulatory Assets, Current		7,000,000	5,000,000	[1]
Other current assets		40,000,000	36,000,000	[1]
Total current assets		966,000,000	988,000,000	[1]
Investments And Other Assets [Abstract]
Regulatory assets arising from pension obligations		699,000,000	617,000,000	[1]
Regulatory Assets, Noncurrent		636,000,000	472,000,000	[1]
Insurance receivable for Aliso Canyon costs		325,000,000	0	[1]
Sundry		207,000,000	125,000,000	[1]
Total investments and other assets		1,867,000,000	1,214,000,000	[1]
Property, plant and equipment:
Property, Plant and Equipment, Gross		14,171,000,000	12,886,000,000	[1]
Less accumulated depreciation and amortization		(4,900,000,000)	(4,642,000,000)	[1]
Property, plant and equipment, net		9,271,000,000	8,244,000,000	[1]
Total assets		12,104,000,000	10,446,000,000	[1]
Current liabilities:
Short-term debt		0	50,000,000	[1]
Accounts payable - trade		422,000,000	532,000,000	[1]
Accounts payable - other		76,000,000	88,000,000	[1]
Due to affiliaties, current		0	13,000,000	[1]
Income taxes payable		3,000,000	0	[1]
Deferred income taxes, net current liabilities		0	53,000,000	[1]
Accrued compensation and benefits		160,000,000	129,000,000	[1]
Regulatory balancing accounts - overcollected		34,000,000	0	[1]
Current portion of long-term debt		9,000,000	0	[1]
Customer deposits		76,000,000	75,000,000	[1]
Reserve for Aliso Canyon costs		274,000,000	0	[1]
Other current liabilities		184,000,000	149,000,000	[1]
Total current liabilities		1,238,000,000	1,089,000,000	[1]
Long-term debt		2,481,000,000	1,891,000,000	[1]
Deferred Credits and Other Liabilities [Abstract]
Customer advances for construction		103,000,000	102,000,000	[1]
Pension obligation, net of plan assets		716,000,000	633,000,000	[1]
Deferred income taxes, net noncurrent liabilities		1,532,000,000	1,212,000,000	[1]
Deferred investment tax credits		14,000,000	16,000,000	[1]
Regulatory liabilities arising from removal obligations		1,145,000,000	1,167,000,000	[1]
Asset retirement obligations		1,354,000,000	1,255,000,000	[1]
Deferred credits and other		372,000,000	300,000,000	[1]
Total deferred credits and other liabilities		5,236,000,000	4,685,000,000	[1]
Equity:
Preferred stock		22,000,000	22,000,000	[1]
Common stock		866,000,000	866,000,000	[1]
Retained earnings		2,280,000,000	1,911,000,000	[1]
Accumulated other comprehensive income (loss)	[4]	(19,000,000)	(18,000,000)	[1]
Total shareholders' equity		3,149,000,000	2,781,000,000	[1]
Total equity		3,149,000,000	2,781,000,000	[1]
Total liabilities and equity		$ 12,104,000,000	$ 10,446,000,000	[1]

[1]	As adjusted for the retrospective adoption of ASU 2015-03.
[2]	December 31, 2014 and 2013 have been adjusted for the retrospective adoption of ASU 2015-03.
[3]	As adjusted for the retrospective adoption of ASU 2015-03.
[4]	All amounts are net of income tax, if subject to tax, and exclude noncontrolling interests.
[5]	As adjusted for the retrospective adoption of ASU 2015-03.
[6]	As adjusted for the retrospective adoption of ASU 2015-03.